NATURE OF OPERATIONS	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Dole plc is engaged in the worldwide sourcing, processing, distributing and marketing of high-quality fresh fruit and vegetables. Dole is a premier global leader in fresh produce, and the Company’s most significant products hold leading positions in their respective categories and territories. Dole is one of the largest producers of fresh bananas and pineapples, one of the largest global exporters of grapes and has a strong presence in growing categories such as berries, avocados and organic produce.
Dole conducts operations throughout North America, Latin America, Europe, Asia, the Middle East and Africa (primarily in South Africa). As a result of its global operating and financing activities, Dole is exposed to certain risks, including fluctuations in commodity and fuel costs, interest rates and foreign currency exchange rates, as well as other environmental and business risks in sourcing and selling locations.
Dole offers over 300 products that are grown and sourced, both locally and globally, from over 30 countries in various regions worldwide. These products are distributed and marketed in over 75 countries across retail, wholesale and food service channels. The Company operates through a number of business-to-business and business-to-consumer brands, the most notable being the Dole brand (“DOLE brand”).
Dole is in the process of pursuing transactions through which the Company will exit the fresh vegetables (“Fresh Vegetables”) division (the “Vegetables exit process”). As a result of the decision to exit the business, the Fresh Vegetables division’s results are reported separately as discontinued operations, net of income taxes, in the condensed consolidated statements of operations for all periods presented and its assets and liabilities are separately presented in the condensed consolidated balance sheets as assets and liabilities held for sale. Additionally, its cash flows have been separately stated as discontinued operations in the condensed consolidated statements of cash flows for all periods presented. See Note 4 “Acquisitions and Divestitures”.